Other expense - Narrative (Details) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
	May 03, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Gain (loss) on investment, equity loss of share obligation			$ (581)	$ (42)
Gain (losses) on disposals of investments			$ 80	24
Gains on disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		$ 53
Production Studios
Disclosure of subsidiaries [line items]
Proportion of ownership interests sold	63.00%		63.00%
Proceeds from sale of operations	$ 211		$ 211
Gain recognised on disposal of assets or disposal groups constituting discontinued operation	$ 79		$ 79
Createch
Disclosure of subsidiaries [line items]
Gain (losses) on disposals of investments				39
Subsidiaries
Disclosure of subsidiaries [line items]
Gain (losses) on disposals of investments				$ 13
Real Estate Optimization Strategy
Disclosure of subsidiaries [line items]
Proceeds from sale of operations		$ 54